Common Stock and Additional Paid-in Capital - Preferred shares and Treasury stock (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jul. 31, 2018	Jun. 30, 2018	Aug. 01, 2018	Sep. 09, 2017	Dec. 31, 2017	Feb. 06, 2018
Treasury stock retired				3
Common stock shares outstanding		98,708,916			104,274,708
Stock Repurchase Program
Stock repurchase program, authorized amount for a period of 12 months						$ 50,000
Common shares repurchased		5,565,792
Gross consideration of shares acquired under cost method		$ 23,280
Stock Repurchase Program | Subsequent Event
Common shares repurchased	200		5,565,992
Gross consideration of shares acquired under cost method			$ 23,100
Common stock shares outstanding			98,708,716
Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Treasury stock retired				3,009
Series D Convertible Preferred Stock
Preferred Stock, Voting Rights		100.000 votes
Series D Convertible Preferred Stock | Sifnos Shareholders Inc.
Stockholders' Contribution					$ 2,805